Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Summary of detailed information about intangible assets and goodwill	Intangible assets are presented in the following tables:

	As of Dec. 31, 2021			As of Dec. 31, 2020
($ in million)	Gross carrying amount	Amortization & Impairment	Net Carrying amount	Gross carrying amount	Amortization & Impairment	Net Carrying amount
Goodwill	1,080.9	(294.0)	786.9	1,104.2	(300.1)	804.1
Customer relationships	1,066.9	(302.5)	764.5	1,095.5	(247.4)	848.2
Developed technology	569.9	(186.3)	383.6	585.2	(152.4)	432.8
Trade name	83.1	(20.8)	62.3	85.3	(17.1)	68.2
Other intangible assets	38.5	(20.3)	18.2	32.5	(12.4)	20.2
Capitalized development costs	130.3	(15.9)	114.5	109.5	(7.8)	101.7

Total	2,969.7	(839.8)	2,130.0	3,012.2	(737.1)	2,275.1

Summary of Changes In Intangible Assets And Goodwill

($ in million)	Goodwill	Customer relationships	Developed technology	Trade name	Other intangible assets	Capitalized development costs	Total
As of Jan. 1, 2020	1,046.4	860.6	445.4	68.5	14.2	72.1	2,507.3

Additions	—	—	—	—	6.4	25.2	31.6
Acquisition of a subsidiary	—	—	—	—	2.9	—	2.9
Disposals	—	—	—	—	(0.1)	—	(0.1)
Amortization charge	—	(59.8)	(36.8)	(4.0)	(4.8)	(2.6)	(108.1)
Impairment	(279.5)	—	—	—	—	(0.1)	(279.6)
Currency translation and other changes	37.2	47.3	24.2	3.8	1.5	7.2	121.2

As of Dec. 31, 2020	804.1	848.2	432.8	68.2	20.2	101.7	2,275.1

Additions	—	—	—	—	3.6	27.8	31.3
Disposals	—	—	—	—	—	(0.5)	(0.5)
Reclassifications	—	—	—	—	0.9	0.1	1.0
Amortization charge	—	(62.4)	(38.4)	(4.2)	(6.0)	(2.9)	(113.8)
Impairment	—	—	—	—	—	(4.4)	(4.4)
Currency translation and other changes	(17.2)	(21.3)	(10.8)	(1.7)	(0.4)	(7.3)	(58.8)

As of Dec. 31, 2021	786.9	764.5	383.6	62.3	18.2	114.5	2,130.0

Summary of Goodwill Allocated to CGU

($ in millions)	As of Dec. 31, 2021	As of Dec. 31, 2020
GMF	149.6	153.1
EL	637.3	651.0

Total	786.9	804.1

Summary of information for cash-generating units
The following table shows the material assumptions used in determining the fair value less costs of disposal, including the input factors used for cash flow projections and the weighted cost of capital for each CGU as of Dec. 31, 2021 and Dec. 31, 2020:

	As of Dec. 31, 2021		As of Dec. 31, 2020
Planning Assumptions	GMF	EL	GMF	EL
Average revenue growth p.a. in the first three planning periods (CAGR)	6.30%	4.70%	5.30%	6.00%
Growth rate in the terminal period	1.00%	1.00%	1.00%	1.00%
WACC	7.58%	6.98%	7.72%	7.33%
Cost of Disposal	1.00%	1.00%	1.00%	1.00%